UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Principal
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                            May 12, 2005
     -----------------------------         -----------------------------
         Gary W. Hibler                            Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     105
                                        ----------------
Form 13F Information Table Value Total:     $3,185,992
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                                 March 31, 2005

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                Voting
                                        of                    Market        of           Investment   Other       Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                              (thousands)                                         (Shares)
--------------                          ------   ---------    -----------   ---------    ----------   --------    ---------
3M Co                                   Common    88579Y101       148,026   1,727,460       Sole         NONE     1,727,460
AK Steel Hldg Corp                      Common    001547108             8         750       Sole         NONE           750
Abbott Laboratories                     Common    002824100       137,958   2,959,198       Sole         NONE     2,959,198
Adobe Systems Inc                       Common    00724F101         1,803      26,836       Sole         NONE        26,836
Albertsons Inc                          Common    013104104            15         713       Sole         NONE           713
Alltel Corp                             Common    020039103           224       4,090       Sole         NONE         4,090
American Electric Power Co              Common    025537101            17         500       Sole         NONE           500
American Power Conversion               Common    029066107            31       1,200       Sole         NONE         1,200
Amgen Inc                               Common    031162100            52         900       Sole         NONE           900
Anheuser-Busch Companies Inc            Common    035229103        84,216   1,777,075       Sole         NONE     1,777,075
Automatic Data Processing               Common    053015103       125,034   2,781,625       Sole         NONE     2,781,625
BMC Software                            Common    055921100             1          75       Sole         NONE            75
Block H & R Inc                         Common    093671105            49         976       Sole         NONE           976
Boeing Co                               Common    097023105            10         165       Sole         NONE           165
Bristol-Myers Squibb                    Common    110122108         1,054      41,412       Sole         NONE        41,412
Brown Forman Corp Cl B                  Common    115637209            77       1,400       Sole         NONE         1,400
Certegy Inc                             Common    156880106           362      10,446       Sole         NONE        10,446
Check Point Software                    Common    M22465104            20         900       Sole         NONE           900
ChevronTexaco Corp                      Common    166764100           132       2,266       Sole         NONE         2,266
ChoicePoint Inc                         Common    170388102            12         300       Sole         NONE           300
Cisco Systems Inc                       Common    17275R102            22       1,240       Sole         NONE         1,240
Clorox Co                               Common    189054109       124,406   1,975,007       Sole         NONE     1,975,007
Coca-Cola Co                            Common    191216100        76,568   1,837,478       Sole         NONE     1,837,478
Colgate-Palmolive Co                    Common    194162103       102,593   1,966,510       Sole         NONE     1,966,510
Conagra Foods Inc                       Common    205887102            32       1,200       Sole         NONE         1,200
Consolidated Edison Inc                 Common    209115104           209       4,965       Sole         NONE         4,965
Costco Wholesale Corp                   Common    22160K105            49       1,100       Sole         NONE         1,100
DNP Select Income Fd Inc                Common    23325P104            54       5,000       Sole         NONE         5,000
Del Monte Foods Co                      Common    24522P103            21       1,939       Sole         NONE         1,939
Dionex Corp                             Common    254546104        45,579     836,317       Sole         NONE       836,317
EMC Corp                                Common    268648102            10         800       Sole         NONE           800
Elan PLC ADR                            Common    284131208             1         300       Sole         NONE           300
Emerson Electric Co                     Common    291011104       146,683   2,259,102       Sole         NONE     2,259,102
Equifax Inc                             Common    294429105       139,583   4,548,144       Sole         NONE     4,548,144
Escrow Bonneville Pacific Corp          Common    098904998             0       1,091       Sole         NONE         1,091
Exxon Mobil Corp                        Common    30231G102           342       5,744       Sole         NONE         5,744
Fannie Mae                              Common    313586109        86,574   1,589,974       Sole         NONE     1,589,974
Fedex Corp                              Common    31428X106            47         500       Sole         NONE           500
Fifth Third Bancorp                     Common    316773100            10         225       Sole         NONE           225
Freddie Mac                             Common    313400301           107       1,700       Sole         NONE         1,700
Gannett Company                         Common    364730101       132,744   1,678,603       Sole         NONE     1,678,603
Genentech Inc                           Common    368710406            17         300       Sole         NONE           300
General Electric Co                     Common    369604103       169,491   4,700,250       Sole         NONE     4,700,250
Genuine Parts Co                        Common    372460105           501      11,524       Sole         NONE        11,524
Glaxosmithkline PLC Spons ADR           Common    37733W105           295       6,428       Sole         NONE         6,428
Heinz H J Co                            Common    423074103           285       7,742       Sole         NONE         7,742
Intel Corp                              Common    458140100           846      36,437       Sole         NONE        36,437
International Business Machines Corp    Common    459200101           275       3,013       Sole         NONE         3,013
J P Morgan Chase & Co                   Common    46625H100            24         700       Sole         NONE           700

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                Voting
                                        of                    Market        of           Investment   Other       Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                              (thousands)                                         (Shares)
--------------                          ------   ---------    -----------   ---------    ----------   --------    ---------

Johnson & Johnson                       Common    478160104       143,481   2,136,412       Sole         NONE     2,136,412
Kellogg Co                              Common    487836108            17         400       Sole         NONE           400
Lee Enterprises Inc                     Common    523768109            28         650       Sole         NONE           650
Lowes Cos Inc                           Common    548661107            46         800       Sole         NONE           800
MBNA Corp                               Common    55262L100       154,366   6,287,819       Sole         NONE     6,287,819
McDonald's Corp                         Common    580135101           227       7,277       Sole         NONE         7,277
McGraw Hill Companies                   Common    580645109       130,241   1,492,730       Sole         NONE     1,492,730
Medtronic Inc                           Common    585055106       124,192   2,437,525       Sole         NONE     2,437,525
Merck & Company                         Common    589331107            45       1,400       Sole         NONE         1,400
Microsoft Corp                          Common    594918104           717      29,681       Sole         NONE        29,681
Mittal Steel Company ADR                Common    60684P101            32       1,000       Sole         NONE         1,000
Mylan Laboratories Inc                  Common    628530107           195      11,024       Sole         NONE        11,024
Nestle SA ADR                           Common    641069406           412       6,000       Sole         NONE         6,000
New York Times Co Class A               Common    650111107             4         100       Sole         NONE           100
Nike Inc Cl B                           Common    654106103           430       5,166       Sole         NONE         5,166
Nordson Corp                            Common    655663102           169       4,600       Sole         NONE         4,600
Omnicom Group Inc                       Common    681919106       178,449   2,015,920       Sole         NONE     2,015,920
Park National Corp                      Common    700658107             0           1       Sole         NONE             1
Patterson Companies                     Common    703395103       155,236   3,107,835       Sole         NONE     3,107,835
Paychex Inc                             Common    704326107        87,138   2,655,018       Sole         NONE     2,655,018
Pepsico Inc                             Common    713448108       116,755   2,201,687       Sole         NONE     2,201,687
Pfizer Inc                              Common    717081103       124,823   4,751,525       Sole         NONE     4,751,525
Plum Creek Timber Co                    Common    729251108            11         300       Sole         NONE           300
Portland Brewing Company                Common    736420100             0         300       Sole         NONE           300
Principal Financial Group, Inc.         Common    74251V102            11         279       Sole         NONE           279
Procter & Gamble Co                     Common    742718109       140,752   2,655,702       Sole         NONE     2,655,702
Qualcomm Inc                            Common    747525103           185       5,040       Sole         NONE         5,040
Reliance Steel And Aluminum Co          Common    759509102           220       5,500       Sole         NONE         5,500
Royal Dutch Pete Co NY Registry Sh Par  Common    780257804           144       2,400       Sole         NONE         2,400
Sara Lee Corp                           Common    803111103            94       4,225       Sole         NONE         4,225
Schlumberger Ltd                        Common    806857108            28         400       Sole         NONE           400
Stancorp Finl Group                     Common    852891100            23         270       Sole         NONE           270
Starbucks Corp                          Common    855244109           213       4,125       Sole         NONE         4,125
State Street Corp                       Common    857477103            44       1,000       Sole         NONE         1,000
Stryker Corp                            Common    863667101       172,840   3,874,477       Sole         NONE     3,874,477
Sysco Corp                              Common    871829107       123,361   3,445,825       Sole         NONE     3,445,825
Techne Corp                             Common    878377100            24         600       Sole         NONE           600
Time Warner Inc                         Common    887317105             7         375       Sole         NONE           375
Transamerica Income Shares              Common    893506105            33       1,500       Sole         NONE         1,500
US Bancorp                              Common    902973304           596      20,680       Sole         NONE        20,680
Umpqua Holdings Corp                    Common    904214103            30       1,280       Sole         NONE         1,280
United Parcel Svc Cl B                  Common    911312106            55         750       Sole         NONE           750
Verizon Communications                  Common    92343V104            65       1,834       Sole         NONE         1,834
Vodafone Group                          Common    92857W100            57       2,160       Sole         NONE         2,160
WD 40 CO                                Common    929236107           167       5,143       Sole         NONE         5,143
Wal Mart Stores Inc                     Common    931142103            90       1,800       Sole         NONE         1,800
Walgreen Company                        Common    931422109           904      20,360       Sole         NONE        20,360
Washington Mutual Inc                   Common    939322103            74       1,875       Sole         NONE         1,875
Wells Fargo & Co                        Common    949746101           161       2,695       Sole         NONE         2,695
Weyerhaeuser Co                         Common    962166104           155       2,268       Sole         NONE         2,268
Wilmington Trust Corp                   Common    971807102           477      13,580       Sole         NONE        13,580
Worldcom Inc MCI Group Com              Common    98157D304             0          10       Sole         NONE            10
Wrigley Wm Jr Co                        Common    982526105           286       4,356       Sole         NONE         4,356
Wyeth                                   Common    983024100           409       9,699       Sole         NONE         9,699
Xilinx Inc                              Common    983919101            20         700       Sole         NONE           700
Zebra Technologies                      Common    989207105           981      20,663       Sole         NONE        20,663